Fair Value Measurement (Tables)	6 Months Ended
Jul. 31, 2019
Fair Value Measurement
Schedule of Fair Value Measurement of Assets and Liabilities

The table below shows the assigned level for each asset and liability held at fair value by the Group:

	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total
31 July 2019
Financial liabilities
Foreign exchange contracts	-	-	-	-

31 January 2019
Recurring fair value measurements
Financial liabilities
Foreign exchange contracts	-	1,484	-	1,484